Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurement [Abstract]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis

The following table provides a summary of the changes in the fair value of the Company’s Level 3 related party loan payable for the three and nine months ended September 30, 2025 (in thousands):

Loans payable - related party
Fair value as of January 1, 2025	$—
Assumption of convertible note upon closing of the Business Combination	3,898
Proceeds Received	11,000
Repayments of debt	(610)
Loss on change in the fair value of related party convertible debt	71
Fair value as of September 30, 2025	$14,359

As of December 31, 2024 and 2023, the Company’s financial liabilities measured at fair value on a recurring basis, were as follows (in thousands):

	Fair value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible Notes at fair value	$—	$—	$2,235	$2,235
Total liabilities measured at fair value	$—	$—	$2,235	$2,235

	Fair value as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible Notes at fair value	$—	$—	$1,714	$1,714
Total assets measured at fair value	$—	$—	$1,714	$1,714

Schedule of Fair Value of the Company’s Level 3 Financial Instruments

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial instruments for the years ended December 31, 2024 and 2023 (in thousands):

Tasly convertible debt at fair value
Fair value as of January 1, 2023	$—
Issuance of Convertible Notes	1,600
Accrued stated interest	92
Change in fair value included in other income and loss on change in the fair value of Tasly convertible debt	22
Fair value as of December 31, 2023	$1,714

Fair value as of January 1, 2024	$1,714
Issuance of Convertible Notes	16
Accrued stated interest	194
Change in fair value included in other income and loss on change in the fair value of Tasly convertible debt	311
Fair value as of December 31, 2024	$2,235

Schedule of Company’s Financial Assets and Liabilities Measured at Fair Value

As of September 30, 2025 and December 31, 2024, the Company’s financial assets and liabilities measured at fair value on a recurring basis, were as follows (in thousands):

	As of September 30, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Digital assets (Bitcoin)	$972	$—	$—	$972
Liabilities:
Related Party Convertible Notes at fair value	$—	$—	$4,127	$4,127
Loans payable - related party	—	—	14,359	14,359
Warrant liabilities - Private Placement Warrants	—	—	287	287
Warrant liabilities - Representative’s Warrants	—	—	23	23
Total liabilities measured at fair value	$—	$—	$18,797	$18,797

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Related Party Convertible Notes at fair value	$—	$—	$2,234	$2,234
Total liabilities measured at fair value	$—	$—	$2,234	$2,234

Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities	The key inputs into the Monte Carlo simulation model for the warrant liabilities were as follows at September 30, 2025 and July 11, 2025
	September 30, 2025	July 11, 2025
Input
Risk-free interest rate	3.73%	3.99%
Expected term (years)	4.8	5.00
Expected volatility	91.80%	42.00%
Exercise price	$11.50	$11.50
Fair value of Common stock	$0.30	$2.50

The key inputs into the Monte Carlo simulation model for the Loan Payable - Related Party were as follows at September 30, 2025 and July 11, 2025:

	September 30, 2025	July 11, 2025
Input
Risk-free interest rate	3.66%	4.00%
Expected term (years)	1.28	1.50
Expected volatility	72.6%	82.70%
Fair value of Common stock	$0.30	$2.50

Schedule of Financial Instruments that are Measured at Fair Value on a Recurring Basis

The following table provides a summary of the changes in the fair value of the Company’s Level 3 warrant liabilities that are measured at fair value on a recurring basis for the three and nine months ended September 30, 2025 (in thousands):

	Private Placement Warrants	Representative’s Warrants	Total Level 3 Warrant liabilities
Fair value at Beginning of period	$-	$-	$-
Assumption of warrant liabilities	1,107	87	1,194
Change in fair value of warrant liabilities	(820)	(64)	(884)
Fair value at September 30, 2025	$287	$23	$311

Schedule of Fair Value of the Company’s Level 3 Related Party Convertible Debt Payable

The following table provides a summary of the changes in the fair value of the Company’s Level 3 Related Party Convertible Debt Payable for the three and nine months ended September 30, 2025 and 2024 (in thousands):

Related Party Convertible Debt Payable, at Fair Value
Fair value as of January 1, 2025	$2,234
Loss on change in the fair value of related party convertible debt	156
Fair value as of March 31, 2025	2,390
Loss on change in the fair value of related party convertible debt	153
Fair value as of June 30, 2025	2,543
Assumption of related party convertible note upon closing of the Business Combination	2,162
Gain on change in the fair value of related party convertible debt	(578)
Fair value as of September 30, 2025	$4,127

Related Party Convertible Debt Payable, at Fair Value
Fair value as of January 1, 2024	$1,714
Issuance of Tasly Convertible Notes	16
Loss on change in the fair value of related party convertible debt	44
Fair value as of March 31, 2024	1,774
Loss on change in the fair value of related party convertible debt	64
Fair value as of June 30, 2024	1,838
Loss on change in the fair value of related party convertible debt	320
Fair value as of September 30, 2024	$2,158